SHARE CAPITAL (Summary of Options Outstanding and Exercisable) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding | shares	416,432
Weighted average remaining contractual life	3 years 2 months 23 days
Weighted average exercise price	$ 4.24
Aggregate intrinsic value | $	$ 296,177
Options exercisable | shares	186,253
Weighted average exercise price	$ 4.14
Aggregate intrinsic value | $	$ 191,275
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 0.85
Options outstanding | shares	97,512
Weighted average remaining contractual life	5 years 7 months 10 days
Weighted average exercise price	$ 0.68
Aggregate intrinsic value | $	$ 264,017
Options exercisable | shares	68,098
Weighted average exercise price	$ 0.68
Aggregate intrinsic value | $	$ 184,555
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 3.00
Range of exercise price, upper limit	$ 5.00
Options outstanding | shares	251,148
Weighted average remaining contractual life	2 years 5 months 1 day
Weighted average exercise price	$ 4.1
Aggregate intrinsic value | $	$ 32,160
Options exercisable | shares	87,383
Weighted average exercise price	$ 4.34
Aggregate intrinsic value | $	$ 6,720
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 7.00
Range of exercise price, upper limit	$ 10.00
Options outstanding | shares	60,500
Weighted average remaining contractual life	3 years 1 month 17 days
Weighted average exercise price	$ 8.72
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	23,500
Weighted average exercise price	$ 8.67
Aggregate intrinsic value | $	$ 0
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 18.75
Range of exercise price, upper limit	$ 22.00
Options outstanding | shares	7,272
Weighted average remaining contractual life	3 months 29 days
Weighted average exercise price	$ 19.43
Aggregate intrinsic value | $	$ 0
Options exercisable | shares	7,272
Weighted average exercise price	$ 19.43
Aggregate intrinsic value | $	$ 0